Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share reserved for issuance pursuant to awards under the Registrant's 2026 Incentive Award Plan (the "2026 Incentive Plan")
Amount Registered | shares	25,503,853
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 510,077,060.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 70,441.64
Offering Note	1(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of Class A common stock, par value $0.00001 per share (the "Class A Common Stock") that become issuable under the 2026 Incentive Plan, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Class A Common Stock. 1(b) Represents 25,503,853 shares of Class A Common Stock reserved for issuance under the 2026 Incentive Plan. The number of shares of Class A Common Stock reserved for issuance pursuant to awards under the 2026 Incentive Plan will be increased annually on the first day of each calendar year beginning on and including January 1, 2027 and ending on and including January 1, 2036, by an amount equal to the excess, if any, of (i) 15% of the aggregate number of shares of Class A Common Stock, Class B Common Stock and Class C Common Stock outstanding as of the last day of the immediately preceding calendar year over (ii) the aggregate number of shares of Class A Common Stock reserved and available for issuance in respect of future grants of awards under the 2026 Incentive Award Plan as of the last day of the immediately preceding calendar year, (or such smaller number of shares as is determined by the Registrant's board of directors). 1(c) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Class A Common Stock of $20.00 per share, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-295322), as amended, that was declared effective on May 19, 2026.